								Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2011-A								PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

A.	DATES					Begin	End	# days

1	Payment Date						1/15/2014
2	Collection Period					12/1/2013	12/31/2013	31
3	Monthly Interest Period-Actual					12/16/2013	1/14/2014	30
4	Monthly Interest - Scheduled					12/15/2013	1/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2 Notes	249,050,000.00	0.00	-	-	-	-	-
7	Class A-3 Notes	249,450,000.00	0.00	-	-	-	-	-
8	Class A-4 Notes	86,660,000.00	26,640,216.12	-	-	16,805,272.53	9,834,943.59	0.1134888
9	Total Class A Notes	684,370,000.00	26,640,216.12	0.00	0.00	16,805,272.53	9,834,943.59
10	Class B Notes	32,390,000.00	32,390,000.00	-	-	-	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	59,030,216.12	$0.00	$0.00	$16,805,272.53	42,224,943.59

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

			Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
		Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	39,516.32	0.4559926	16,805,272.53	193.9219078	0.00
20	Total Class A Notes		39,516.32	0.0577412	16,805,272.53	24.5558288	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		96,198.82	0.1342134	16,805,272.53	23.4461640	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	147,889,098.21				132,764,352.93

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	147,515,947.70
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	137,001,085.67

			Units	Securitization Value
27	Securitization Value — Beginning of Period		10,999	164,321,220.23
28	Depreciation/Payments			(2,296,627.50)
29	Gross Credit Losses		(23)	(304,351.38)
30	Scheduled & Early Terminations		(744)	(10,088,197.44)
31	Payoff Units & Lease Reversals		(261)	(4,116,096.21)
32	Repurchased Leases		-	-

33	Securitization Value - End of Period		9,971	147,515,947.70

World Omni Automobile Lease Securitization Trust 2011-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

C.	SERVICING FEE

34	Servicing Fee Due				136,934.35

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(16,782.23)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	9,008	98.91%	134,417,449.33
41	31 - 60 Days Delinquent	79	0.87%	1,093,645.05
42	61 - 90 Days Delinquent	14	0.15%	205,688.90
43	91+ Days Delinquent	6	0.07%	33,123.71

44	Total	9,107	100.00%	135,749,906.99

45	Current Period Net Residual Losses/(Gains)				(445,981.09)

46	Current Period Net Credit Losses/(Gains)				75,422.50

World Omni Automobile Lease Securitization Trust 2011-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	18,911,850.01

48	Investment Earnings on Collection Account	548.01

49	Total Collected Amounts, prior to Servicer Advances	18,912,398.02

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	18,912,398.02

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	136,934.35
53	Interest on the Exchange Note - to the Trust Collection Account	258,805.92
54	Principal on the Exchange Note - to the Trust Collection Account	15,124,745.28
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,004,079.95
56	Remaining Funds Payable to Trust Collection Account	1,387,832.52

57	Total Distributions	18,912,398.02

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	18,775,463.67

59	Investment Earnings on Reserve Account	220.20

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	18,775,683.87

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	6,846.72
63	Class A Noteholders' Interest Distributable Amount	39,516.32
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	56,682.50
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	16,805,272.53
69	Remaining Funds Payable to Certificateholder	1,867,365.80

70	Total Distributions	18,775,683.87